Fair Value Measurements (Narrative) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate and Foreclosed Assets	$ 3,231,449	$ 4,004,609	$ 1,153,039
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate and Foreclosed Assets	$ 3,231,449	$ 4,004,609